8. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements Tables
Significant assumptions used in the valuations

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.12	75.6%	0.62%	5.10	48.0%	$43
December 2011	$0.84	77.7%	0.47%	4.21	55.9%	585
July 2012	$0.50	76.8%	0.62%	4.76	57.5%	3,351
July 2012	$0.43	73.9%	0.17%	1.26	57.5%	858
September 2012	$0.59	74.1%	0.31%	3.00	58.5%	1,658
						$6,495

As of December 31, 2011:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.45	68.0%	1.09%	5.90	47.4%	$226
December 2011	$1.50	68.0%	0.83%	4.96	52.0%	1,695
						$1,921

Changes in the fair value of the Company's Level 3 inputs

Balance, December 31, 2011	$1,921
Warrant exercises	(112)
Adjustments to fair value for the period	33
Balance, March 31, 2012	1,842
Adjustments to fair value for the period	(1,285)
Balance, June 30, 2012	557
July Offering	3,380
September Offering	1,658
Adjustments to fair value for the period	900
Balance, September 30, 2012	$6,495

Summary of fair value measurements by level

The following table summarizes fair value measurements by level at September 30, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$514	–	–	$514
Total Assets	$514	$–	$–	$514

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$–	$–	$6,495	$6,495
Commodity contracts(1)	291	–	–	291
Total Liabilities	$291	$–	$6,495	$6,786

__________

(1) Included in accrued liabilities in the consolidated balance sheets.

The following tables summarize fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	–	–	$244
Total Assets	$244	$–	$–	$244

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants(1)	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

__________

(1) Included in other liabilities in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.